Capital Stock - Repurchases (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Amount of repurchases under the program	$ 296.3	$ 1,218.1	$ 1,407.7
Repurchase authorizations remaining at period end	1,082.7	1,379.0	$ 597.0
July Accelerated Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Accelerated Share Repurchases, Settlement (Payment) or Receipt		$ 100.0
Number of shares purchased (in shares)		1.2
October Accelerated Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Accelerated Share Repurchases, Settlement (Payment) or Receipt		$ 100.0
Number of shares purchased (in shares)		1.3
January/February Accelerated Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Accelerated Share Repurchases, Settlement (Payment) or Receipt	$ 150.0
Number of shares purchased (in shares)	1.6
April Accelerated Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Accelerated Share Repurchases, Settlement (Payment) or Receipt	$ 100.0
Number of shares purchased (in shares)	0.9
Authorization Date November 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed		$ 1,000.0
Number of shares purchased (in shares)	0.0	0.0	0.0
Amount of repurchases under the program	$ 0.0	$ 0.0	$ 0.0
Authorization Date February 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed		$ 1,000.0
Number of shares purchased (in shares)	3.0	7.6	0.0
Amount of repurchases under the program	$ 296.3	$ 621.0	$ 0.0
Authorization Date September 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed			$ 750.0
Number of shares purchased (in shares)	0.0	8.3	2.3
Amount of repurchases under the program	$ 0.0	$ 597.0	$ 153.0
Authorization Date February 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed			$ 750.0
Number of shares purchased (in shares)	0.0	0.0	11.6
Amount of repurchases under the program	$ 0.0	$ 0.0	$ 750.0
Authorization Date July 2012 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed				$ 750.0
Number of shares purchased (in shares)	0.0	0.0	9.1
Amount of repurchases under the program	$ 0.0	$ 0.0	$ 504.7
Total Repurchases [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares purchased (in shares)	3.0	15.9	23.0
Amount of repurchases under the program	$ 296.3	$ 1,218.0	$ 1,407.7